Net Pension Assets - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Total expected payments	$ 29,532	$ 25,619
Up to one year [member]
Disclosure of defined benefit plans [line items]
Total expected payments	4,163	3,424
More than one year but less than five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	12,293	10,794
Over five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	$ 13,076	$ 11,401